Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Jan. 01, 2010
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 2,584	$ 9,786	$ 7,958
Accounts receivable	0	1,750	11,600
Prepaid expenses	4,433	1,343	0
Total current assets	7,017	12,879	19,558
Total Assets	7,017	12,879	19,558
Accounts payable and accrued expenses	477,767	405,048	316,519
Notes Payable	177,988	154,592	104,322
Notes Payable – Related Parties	$ 35,935	$ 35,935	$ 12.500
Accrued dividends	4,490,492	4,055,731	3,550,633
Preferred shares – Note 6	2,237,443	2,237,443	2,237,443
Total current liabilities	7,419,625	6,888,749	6,275,852
Total Liabilities	7,419,625	6,888,749	6,275,852
Authorized: 100,000,000 shares Issued: 87,467,288 (Mar.2008:87,467,288)	874,673	874,673	874,673
Additional paid-in-capital	63,683,159	63,683,159	63,683,159
Accumulated deficit	(71,970,440)	(71,433,702)	(70,814,126)
Total Shareholder Equity	(7,412,608)	(6,875,870)	(6,256,294)
Total Liabilities and Shareholders' Equity	$ 7,017	$ 12,879	$ 19,558